Share-based awards- Expense by function (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Share-based awards
Share-based compensation expense	¥ 20,075	¥ 15,995	¥ 16,082
Cost of revenue
Share-based awards
Share-based compensation expense	5,505	3,893	4,003
Product development expenses
Share-based awards
Share-based compensation expense	7,374	5,712	5,703
Sales and marketing expenses
Share-based awards
Share-based compensation expense	2,037	1,772	1,963
General and administrative expenses
Share-based awards
Share-based compensation expense	5,159	4,618	4,413
Share based awards relating to Ant Financial
Share-based awards
Share-based compensation expense	¥ 2,278	¥ 2,188	¥ 5,506